Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity
9.	Stockholders’ Equity

Public Offering – As of December 31, 2012, the Company had received aggregate offering proceeds of approximately $67.6 million.

Stock Issuance and Offering Costs – The Company has and will continue to incur costs in connection with the offering and issuance of shares, including selling commissions, marketing support fees, filing fees, legal, accounting, printing and due diligence expense reimbursements, which are recorded as stock issuance and offering costs and deducted from stockholders’ equity. In accordance with the Company’s articles of incorporation, the total amount of selling commissions, marketing support fees, and other organizational and offering costs paid by the Company may not exceed 15% of the aggregate gross offering proceeds. Offering costs are generally funded by the Advisor and subsequently reimbursed by the Company subject to this limitation.

For the years ended December 31, 2012, 2011 and 2010, the Company incurred approximately $4.1 million, $4.1 million and $1.8 million, respectively, in stock issuance and other offering costs, as described in the discussion of selling commissions and marketing support fees and offering expenses in Note 8. “Related Party Arrangements.”

Distributions – On June 24, 2010, the Company’s board of directors authorized a daily stock distribution equal to 0.000219178 of a share of common stock on each outstanding share of common stock (which is equal to an annualized distribution rate of 0.08 of a share based on a 365-day calendar year), payable to all common stockholders of record as of the close of business on each day commencing on July 1, 2010, and continuing thereafter until terminated or amended by the Company’s board of directors.

Effective October 1, 2012, the Company’s board of directors amended the distributions, authorizing a monthly stock distribution declaration equal to 0.006666667 of a share of common stock on each outstanding share of common stock (which is equal to an annualized distribution rate of 0.08 of a share based on a calendar year), payable to all common stockholders of record as of the close of business on the first day of each month and continuing for each calendar quarter until terminated or amended by the Company’s board. Effective October 2012, the shares pursuant to this policy will be issued on or before the last business day of the applicable calendar quarter.

During the years ended December 31, 2012, 2011 and 2010, the Company declared 472,462 shares, 223,892 shares, and 33,416 shares of common stock, respectively, as stock distributions. The shares declared for the quarter ended December 31, 2012 were issued prior to December 31, 2012. The shares declared for the quarters ended December 31, 2011 and 2010 were issued in January 2012 and 2011, respectively. These distributions of new common shares are not taxable to the recipient stockholders when received. Additionally, shares issued through August 2, 2013 have been included in weighted average shares outstanding for all periods presented.

Redemption Plan – The Company has adopted a redemption plan that allows a stockholder who has held shares for at least one year to request that the Company redeem between 25% and 100% of its shares. If the Company has sufficient funds available to do so and if it chooses, in its sole discretion, to redeem shares, the aggregate number of shares redeemed in any calendar year and the price at which they are redeemed are subject to conditions and limitations, including:

•	if the Company elects to redeem shares, some or all of the proceeds from the sale of shares under its distribution reinvestment plan attributable to any quarter may be used to redeem shares presented for redemption during such quarter. In addition, the Company may use up to $100,000 per quarter of the proceeds from any public offering for redemptions (with the unused amount of any offering proceeds available for use in future quarters to the extent not used to invest in assets or for other purposes);

•	no more than 5% of the weighted average number of shares of the Company’s common stock outstanding during such 12-month period may be redeemed during such 12-month period; and

•	redemption pricing ranging from 92.5% of the purchase price per share for stockholders who have owned their shares for at least one year to 100% of the purchase price per share for stockholders who have owned their shares for at least four years.

During the year ended December 31, 2012, the Company received and accepted redemption requests for 65,046 shares for approximately $0.6 million under its redemption plan, of which approximately $0.5 million was paid in January 2013. During the years ended December 31, 2011 and 2010, the Company did not receive any redemption requests or redeem any shares.

The Company’s board of directors has the ability, in its sole discretion, to amend or suspend the redemption plan or to waive any specific conditions if it is deemed to be in the Company’s best interest.